State Street SP 500 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	24.82%	14.43%	12.96%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.27%	11.39%	10.51%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.54%	10.92%	10.02%